Note 23 - Other liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Note 23 - Other liabilities
Payroll and social security payable	$ 301,213	$ 224,630
Shares to be settled under buyback program	86,240
Miscellaneous	35,192	35,984
Other current liabilities	$ 422,645	$ 260,614